UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number: 811-10081

SELECT ASSET FUND III

(Exact name of Registrant as specified in charter)

c/o Comerica Bank & Trust, National Association, Mail Code 3460, 411 W. Lafayette Blvd., Detroit, MI 48226

(Address of principal executive offices)(Zip Code)

Bob Bockrath, Comerica Bank & Trust, National Association, Mail Code 3460, 411 W. Lafayette Blvd., Detroit, MI 48226

(Name and address of agent for service)

Registrant's telephone number, including area code: (313) 222-3263

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS

Financial Statements Select Asset Fund III Year ended December 31, 2003 with Report of Independent Auditors

Select Asset Fund III

Financial Statements

Year ended December 31, 2003

Contents

Report of Independent Auditors 1

Financial Statements

Statement of Assets and Liabilities 2

Statement of Operations 3

Statements of Changes in Net Assets 4

Notes to Financial Statements 5

Other Financial Information

Portfolio of Investments in Securities 11

Report of Independent Auditors

Board of Trustees and Stockholder

Select Asset Fund III

We have audited the accompanying statement of assets and liabilities of Select Asset Fund III, including the portfolio of investments in securities, as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Select Asset Fund III at December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

January 27, 2004

Select Asset Fund III

Statement of Assets and Liabilities

December 31, 2003

Assets
Investments in securities, at fair value (cost $387,154,026)	$ 356,400,910
Dividends receivable	474,405
Interest receivable	3,667
Prepaid expenses	26,086
Total assets	356,905,068

Liabilities
Common stock dividend payable	3,326,334
AMPS dividends payable	96,667
Accrued expenses	383,939
Notes payable	367,500
Accrued interest expense	5,584
Total liabilities	4,180,024

Series B Auction Market Preferred Stock, $.01 par
value at liquidation preference $100,000 per share,
1,000 shares authorized, issued and outstanding	100,000,000
Net assets applicable to common shareholder	$ 252,725,044

Net assets are represented by:
Common stock at par value, $.01 per share,
199,998,400 shares authorized, 23,106,557 shares
issued and outstanding	$ 231,066
Additional paid-in capital	296,326,035
Accumulated net realized loss on investments	(13,078,941)
Net unrealized depreciation of investments	(30,753,116)
Net assets applicable to common shareholder	$ 252,725,044

Net asset value per common share outstanding	$ 10.94

See accompanying notes.
Select Asset Fund III

Statement of Operations

Year ended December 31, 2003

Investment income
Dividend income	$ 5,483,608
Interest income	35,943
Total investment income	5,519,551

Expenses
Administration fees (Note 2)	769,733
Management fees (Note 2)	15,395
Broker dealer fee	253,472
Audit fees	51,013
Interest expense	20,028
Rating agency fees	15,338
Trustee fees (Note 2)	25,000
Auction agent fee	12,701
Insurance	18,137
Legal expenses	11,118
Other expenses	600
Total expenses	1,192,535
Fee waivers	(246,315)
Net expenses	946,220
Net investment income	4,573,331

Net realized and unrealized gains (losses)
on investments:
Net realized loss on investments	(2,724,170)
Net unrealized appreciation of investments	74,912,776
Auction market preferred stock dividends	(1,246,997)
Net increase in net assets resulting from operations	$ 75,514,940

See accompanying notes.

Select Asset Fund III

Statements of Changes in Net Assets

	Years ended December 31
	2003	2002
From operations
Net investment income	$ 4,573,331	$ 5,415,022
Net realized loss on investments	(2,724,170)	(7,942,290)
Net change in unrealized appreciation
(depreciation) on investments	74,912,776	(60,892,314)
Unrealized depreciation distributed to
common stockholder (Note 2)	-	(28,668,220)
Auction market preferred stock dividends	(1,246,997)	(2,223,908)
Increase (decrease) in net assets resulting from operations	75,514,940	(94,311,710)

Dividends to stockholders from net investment income:
Common stock	(3,326,334)	(3,191,114)

From capital transactions
Return of capital (Note 2)	(739,918)	-
Additional paid-in-capital (Note 2)	3,191,114	60,684,288
Distribution of capital to common stockholder (Note 2)	-	(56,245,964)
Increase from capital transactions	2,451,196	4,438,324
Total increase (decrease) in net assets	74,639,802	(93,064,500)

Net assets:
Beginning of year	178,085,242	271,149,742
End of year	$ 252,725,044	$ 178,085,242

See accompanying notes.

Select Asset Fund III

Notes to Financial Statements

December 31, 2003

1. Organization and Significant Accounting Policies

The Select Asset Fund III (the Fund) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on August 24, 2000.

The Fund's objective is long-term capital appreciation with income as a secondary objective. The Fund's investments consist primarily of common stocks of large and medium capitalization U.S. companies. The Fund's investment portfolio must conform to certain rating agency asset coverage tests so long as the Fund has preferred stock outstanding.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are valued at the last reported sales price on the primary exchange. Investments with maturities less than 60 days are valued at amortized cost which approximates fair value.

Security Transactions

Security transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. The cost of securities sold is determined using the identified cost method. Dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis.

Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to stockholders. Therefore, no provision for Federal income tax is required.

Distribution of Income and Gains

The Fund distributes substantially all of its taxable income in excess of the dividends paid to the preferred stockholders to the common stockholder. Dividends to the common stockholder are declared and paid at least annually. Net capital gains, if any, are generally distributed annually.

1. Organization and Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Amounts distributed in excess of taxable income and net realized capital gains, if any, are considered a return of capital.

Use of Estimates

Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2. Related Party Transactions

A collective trust fund for employee benefit plans is the sole common stockholder of the Fund. Certain officers and trustees of the Fund are affiliated with the common stockholder. The President and Chief Executive Officer of the Fund received $10,000 in annual compensation during 2003 and 2002. No other fees or expenses were paid to affiliated officers and trustees.

Comerica Bank and Trust, National Association serves as both custodian and administrator for the Fund and receives a fee based on a percentage of net assets outstanding. An affiliate of Comerica Bank and Trust, National Association serves as investment advisor to the Fund. The annual investment management fee for 2003 and 2002, is 0.005% of total assets less liabilities. During 2003 the investment advisor voluntarily waived a portion of the investment management fee. During 2002 the investment advisor voluntarily waived the investment management fee. The administration fee is 0.25% of total assets less total liabilities. During 2003 and 2002, the administrator voluntarily waived a portion of the administration fee. The administration and management fees are calculated and accrued on a monthly basis and generally paid on a quarterly basis.

2. Related Party Transactions (continued)

For the year ended December 31, 2003, the common stockholder made capital contributions of $3,191,114 and the Fund made a return of capital distribution in the amount of $739,918.

For the year ended December 31, 2002, the common stockholder made capital contributions of approximately $60,684,288, of which $60,000,000 was used for the redemption of the Series A AMPS and the Fund made an in-kind distribution to the common stockholder in the amount of $84,914,184. The common stocks distributed from the Fund's investment portfolio had a market value of $56,245,964 on the distribution date with an associated $28,668,220 in unrealized losses.

Dividends to the common stockholder were $3,326,334 and $3,191,114 for the years ended December 31, 2003 and 2002, respectively.

3. Investment Transactions

The aggregate cost of securities purchased and the aggregate proceeds of securities sold, excluding short-term securities, for the year ended December 31, 2003 were $5,089,360 and $4,537,308, respectively.

As of December 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were $39,609,407 and $70,362,523, respectively, resulting in a net unrealized appreciation for tax purposes of $30,753,116.

4. Auction Market Preferred Stock

The Fund had outstanding, at December 31, 2003, 1,000 shares of Series B Auction Market Preferred Stock. The AMPS rate in effect on December 31, 2003 was 1.20%. The $100,000,000 of AMPS were issued in August 2001. During 2002, the Fund redeemed 600 shares of Series A AMPS.

Each series of AMPS is redeemable at the option of the Fund in whole, but not in part, at a price of $100,000 per share plus accumulated and unpaid dividends. Dividends are cumulative from the date of original issue and are paid every 49 days at a rate set through auction. The Fund is subject to certain asset coverage tests, and the AMPS are subject to mandatory redemption if the tests are not met.

4. Auction Market Preferred Stock (continued)

In addition, the AMPS are subject to mandatory redemption if the Fund ceases to qualify as a regulated investment company or if Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the broker dealer. The liquidation value under mandatory redemption of the AMPS is $100,000 per share plus accumulated and unpaid dividends.

5. Notes Payable

As of December 31, 2003, the Fund had $367,500 of principal notes outstanding to investors. The notes are due on August 24, 2025 and bear interest at a floating rate. The interest rate, which resets semi-annually, is set at the one-year U.S. Treasury bill rate plus 4.00%. As of December 31, 2003, the Fund was paying interest at 5.16% per annum.

6. Distributions to Shareholders

The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

	2003	2002
Distributions paid from:
Ordinary income	$ 4,573,331	$ 5,415,022
Net long-term capital gains	-	-
Total taxable distributions	4,573,331	5,415,022
Tax return of capital	-	-
Total distributions paid	$ 4,573,331	$ 5,415,022

6. Distributions to Shareholders (continued)

As of December 31, 2003 the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$ -
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital losses	(13,078,941)
Unrealized depreciation	(30,753,116)
Total accumulated deficit	$ (43,832,057)

Capital loss carryforward expiring December 31, 2008	$ 64,252
Capital loss carryforward expiring December 31, 2009	9,137,213
Capital loss carryforward expiring December 31, 2010	3,572,139
Post October 31 losses deferred to January 1, 2004	305,337
Accumulated capital losses	$ 13,078,941

To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund's next taxable year.

7. Financial Highlights

	2003	2002	2001	2000 (4)
For a share of common stock outstanding throughout the year:
Net asset value, beginning of period	$ 7.71	$ 11.73	$ 7.02	$ -

Net investment income	0.20	0.23	0.17	0.04
Common stock equivalent of dividends paid to AMPS holders	(0.05)	(0.09)	(0.14)	(0.03)
Net realized and unrealized losses on investments	3.12	(2.98)	(1.55)	(0.50)
Total from investment operations	3.27	(2.84)	(1.52)	(0.49)

Capital contribution	0.11	2.63	6.26	10.11
Less distributions from net investment income:
Dividends paid to common shareholders	(0.15)	(0.14)	(0.03)	(0.01)
Less distributions from net realized gains:
Dividends paid to common shareholders	-	-	-	0.01
Less distributions from paid-in capital:
Return of capital to common stockholder	-	(3.67)	-	(2.60)
Total distributions	(0.15)	(3.81)	(0.03)	(2.60)
Net asset value, end of year	$ 10.94	$ 7.71	$ 11.73	$ 7.02

Total investment return	43.10%	(24.21)%	(19.61)%	(3.80)%	(3)
Ratios/supplemental data:
Net assets at end of year (000s)	252,725	178,085	271,150	162,207
Average net assets (000s)	207,893	237,339	194,876	177,922

Ratio of expenses to average net assets applicable to common stock (1)	0.46%	0.27%	0.30%	0.11%
Ratio of expenses to average net assets prior to fee waivers (1)	0.57%	0.61%	0.62%	0.39%
Management fee waiver (2)	0.005%	0.005%	0.005%	0.005%
Administration fee waiver (2)	0.08%	0.21%	0.21%	0.22%
Ratio of net investment income to average net
assets applicable to common stock (1)	1.60%	1.34%	0.35%	0.09%
Portfolio turnover	1.48%	2.13%	1.11%	1.01%
Asset coverage per AMPS share end of year	252,725	178,085	169,469	270,346
AMPS shares outstanding	1,000	1,000	1,600	600
Asset coverage for notes payable, end of year	68,767%	48,459%	71,449%	42,742%
Notes payable, end of year	367,500	367,500	379,500	379,500

(1) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred stock relative to the average net assets of the common stockholder. Ratios do not reflect the effect of dividend payments to AMPS holders.

(2) The management and administration fee waivers shown above are expressed as a percentage of total assets less liabilities.

(3) Total investment return for the period, not annualized.

  For the period from August 24, 2000 (commencement of operations) to December 31, 2000
Select Asset Fund III

Portfolio of Investments in Securities

December 31, 2003

		Percent
No. of		of Total	Market
Shares		Market Value	Value
	COMMON STOCK

	AUTOMOBILES & COMPONENTS	0.98%

	AUTO COMPONENTS
2,704	COOPER TIRE & RUBBER		$ 57,812
5,397	DANA CORP		99,035
20,123	DELPHI AUTOMOTIVE SYSTEMS		205,456
6,317	GOODYEAR TIRE & RUBBER CO		49,652
3,301	JOHNSON CONTROLS INC		383,312
4,718	VISTEON CORP		49,114

	AUTOMOBILES
65,960	FORD MOTOR CO		1,055,360
20,217	GENERAL MOTORS CORP		1,079,588
10,859	HARLEY DAVIDSON INC		516,127
	TOTAL AUTOMOBILES & COMPONENTS		3,495,456

	BANKS	7.38%

	COMMERCIAL BANKS
12,679	AMSOUTH BANCORP		310,636
53,455	BANK OF AMERICA CORP		4,299,386
27,896	BANK OF NEW YORK INC		923,916
40,277	BANK ONE CORP		1,836,228
19,636	BB&T CORP		758,735
8,046	CHARTER ONE FINANCIAL INC		277,989
20,446	FIFTH THIRD BANCORP		1,208,359
4,546	FIRST TENNESSEE NATIONAL CORP		200,479
38,014	FLEET BOSTON FINANCIAL CORP		1,659,311
5,457	GOLDEN WEST FINANCIAL CORP		563,108
8,276	HUNTINGTON BANCSHARES INC		186,210
15,121	KEYCORP		443,348
8,181	MARSHALL & ILSLEY CORP		312,923
15,462	MELLON FINANCIAL CORP		496,485
21,875	NATIONAL CITY CORP		742,438
7,904	NORTHERN TRUST CO		366,904
9,983	PNC FINANCIAL CORP		546,370
8,007	REGIONS FINANCIAL CORP		297,860
11,959	SOUTHTRUST CORP		391,418
	COMMERCIAL BANKS (CONTINUED)
10,176	SUNTRUST BANKS INC		727,584
10,899	SYNOVUS FINANCIAL CORP		315,199
6,751	UNION PLANTERS CORP		212,589
69,435	US BANCORP		2,067,774
47,641	WACHOVIA CORP		2,219,594
28,819	WASHINGTON MUTUAL INC		1,156,218
60,930	WELLS FARGO CO		3,588,168
3,281	ZIONS BANCORP		201,222
	TOTAL BANKS		26,310,451

	CAPITAL GOODS	7.94%

	AEROSPACE/DEFENSE & DEFENSE
30,334	BOEING CO		1,278,275
7,137	GENERAL DYNAMICS CORP		645,113
4,223	GOODRICH B F CO		125,381
31,069	HONEYWELL INTERNATIONAL INC		1,038,637
16,229	LOCKHEED MARTIN CORP		834,171
5,365	NORTHROP GRUMMAN CORP		512,894
14,980	RAYTHEON CO		449,999
6,365	ROCKWELL COLLINS		191,141
16,915	UNITED TECHNOLOGIES CORP		1,603,035

	BUILDING PRODUCTS
615	AMERICAN STANDARD COS INC		61,931
16,651	MASCO CORP		456,404

	CONSTRUCTION & ENGINEERING
2,956	FLUOR CORP		117,176

	ELECTRICAL EQUIPMENT
7,177	AMERICAN POWER CONVERSON		175,478
3,371	COOPER INDUSTRIES INC		195,282
15,157	EMERSON ELECTRIC CO		981,416
2,961	POWER-ONE INC		32,068
6,746	ROCKWELL INTERNATIONAL CORP		240,158
2,107	THOMAS AND BETTS CORP		48,229

	INDUSTRIAL CONGLOMERATES
28,234	3M CO		2,400,737
361,521	GENERAL ELECTRIC CORP		11,199,921
4,868	TEXTRON INC		277,768

	MACHINERY
12,477	CATERPILLAR INC		1,035,841
2,097	CRANE CO		64,462
1,522	CUMMINS ENGINE INC		74,487
5,479	DANAHER CORP		502,698
8,591	DEERE & CO		558,845
7,332	DOVER CORP		291,447
2,724	EATON CORP		294,138
11,132	ILLINOIS TOOL WORKS INC		934,086
6,258	INGERSOLL-RAND CO		424,793
3,282	ITT INDUSTRIES INC		243,557
2,492	NAVISTAR INTERNATIONAL CORP		119,342
4,168	PACCAR INC		354,780
4,472	PALL CORP		119,984
4,304	PARKER HANNIFIN CORP		256,088

	TRADING COMPANIES & DISTRIBUTORS
3,272	GRAINGER W W INC		155,055
	TOTAL CAPITAL GOODS		28,294,817

	COMMERCIAL SERVICES & SUPPLIES	1.84%

	COMMERCIAL SERVICES & SUPPLIES
11,569	ALLIED WASTE INDUSTRIES INC		160,578
6,329	APOLLO GROUP INC CL A		430,372
21,413	AUTOMATIC DATA PROCESSING		848,169
3,959	AVERY DENNISON CORP		221,783
6,380	BLOCK H & R INC		353,261
29,677	CENDANT CORP		660,907
6,153	CINTAS CORP		308,450
5,131	CONVERGYS CORP		89,587

	COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
1,778	DE LUXE CORP		73,485
4,135	DONNELLEY R R & SONS		124,670
5,030	EQUIFAX INC		123,235
26,188	FIRST DATA CORP		1,076,065
6,952	FISERV INC		274,674
4,046	MONSTER WORLDWIDE INC.		88,850
13,562	PAYCHEX INC		504,506
8,391	PITNEY BOWES INC		340,842
6,118	ROBERT HALF INTERNATIONAL INC		142,794
5,122	SABRE GROUP HOLDINGS INC		110,584
20,971	WASTE MANAGEMENT INC		620,741
	TOTAL COMMERCIAL SERVICES & SUPPLIES		6,553,553

	CONSUMER DURABLES & APPAREL	1.07%

	HOUSEHOLD DURABLES
2,356	AMERICAN GREETINGS CL A		51,526
2,757	BLACK & DECKER CORP		135,975
2,285	CENTEX CORP		245,980
5,287	FORTUNE BRANDS INC		377,968
1,664	KB HOME		120,673
6,879	LEGGETT & PLATT INC		148,793
2,874	MAYTAG CO		80,041
9,897	NEWELL RUBBERMAID INC		225,355
2,187	PULTE CORP		204,747
2,107	SNAP ON TOOLS CORP		67,930
2,922	STANLEY WORKS		110,656
2,107	TUPPERWARE CORP		36,535
2,540	WHIRLPOOL CORP		184,531

	LEISURE EQUIPMENT & PRODUCTS
3,292	BRUNSWICK CORP		104,784
10,331	EASTMAN KODAK CO		265,197
6,331	HASBRO INC		134,724
15,451	MATTEL INC		297,741

	TEXTILES, APPAREL & LUXURY GOODS
3,880	LIZ CLAIBORNE INC		137,585
9,399	NIKE INC CL B		643,456
2,097	REEBOK INTERNATIONAL LTD		82,454
3,862	V F CORP		166,991
	TOTAL CONSUMER DURABLES & APPAREL		3,823,642
	COMMON STOCK (CONTINUED)

	DIVERSIFIED FINANCIALS	8.06%

	CAPITAL MARKETS
3,900	FEDERATED INVESTORS CL B		114,504
8,699	JANUS CAPITAL GROUP INC		142,751

	DIVERSIFIED FINANCIALS
46,327	AMERICAN EXPRESS CO		2,234,351
3,534	BEAR STEARNS COS INC		282,543
8,305	CAPITAL ONE FINANCIAL CORP		509,013
185,742	CITIGROUP INC		9,015,917
6,670	COUNTRYWIDE CREDIT INC		505,920
25,003	FEDERAL HOME LOAN MORTGAGE CORP		1,458,175
34,982	FEDERAL NATIONAL MORTGAGE ASSOCIATION		2,625,749
9,046	FRANKLIN RESOURCES INC		470,935
400	GOLDMAN SACHS GROUP INC		39,492
73,448	JP MORGAN CHASE & CO		2,697,745
9,756	LEHMAN BROTHERS HOLDINGS INC		753,358
45,974	MBNA CORP		1,142,454
34,058	MERRILL LYNCH & CO		1,997,502
5,351	MOODYS CORP		324,003
39,001	MORGAN STANLEY DEAN WITTER & CO		2,256,988
4,474	PRICE T ROWE GROUP INC		212,112
10,449	PROVIDIAN FINANCIAL CORP		121,626
48,885	SCHWAB CHARLES CORP		578,798
16,268	SLM CORP		612,978
12,013	STATE STREET CORP		625,638
	TOTAL DIVERSIFIED FINANCIALS		28,722,552

	ENERGY	5.66%

	ENERGY EQUIPMENT & SERVICES
12,022	BAKER HUGHES INC		386,628
5,742	BJ SERVICES CO		206,138
15,754	HALLIBURTON CO		409,604
5,325	NABORS INDUSTRIES LTD		220,988
4,794	NOBLE CORP		171,529
3,367	ROWAN COS INC		78,013
11,545	TRANSOCEAN SEDCO FOREX INC		277,195

	OIL & GAS
3,198	AMERADA HESS CORP		170,038
9,023	ANADARKO PETROLEUM CORP		460,263
5,818	APACHE CORP		471,840
2,435	ASHLAND INC		107,286
7,141	BURLINGTON RESOURCES INC		395,469
38,484	CHEVRONTEXACO CORP		3,324,633
24,499	CONOCOPHILLIPS		1,606,399
5,753	DEVON ENERGY CORP		329,417
4,116	EOG RESOURCES INC		190,036
237,974	EXXON MOBIL CORP		9,756,934
3,623	KERR MCGEE CORP		168,433
11,209	MARATHON OIL CORP		370,906
13,859	OCCIDENTAL PETROLEUM CORP		585,404
2,785	SUNOCO INC		142,453
9,359	UNOCAL CORP		344,691
	TOTAL ENERGY		20,174,297

	FOOD & STAPLES RETAILING	1.14%

	FOOD & STAPLES RETAILING
13,252	ALBERTSONS INC		300,158
14,250	CVS CORP		514,710
26,775	KROGER CO		495,605
15,922	SAFEWAY INC		348,851
4,797	SUPERVALUE INC		137,146
23,321	SYSCO CORP		868,241
36,883	WALGREEN CO		1,341,804
5,051	WINN-DIXIE STORES INC		50,257

	TOTAL FOOD & STAPLES RETAILING		4,056,772

	FOOD BEVERAGE & TOBACCO	5.22%

	BEVERAGES
29,336	ANHEUSER BUSCH COS		1,545,420
2,139	BROWN FORMAN INC CL B		199,890
88,240	COCA COLA CO		4,478,180
16,373	COCA COLA ENTERPRISES INC		358,078
1,356	COORS ADOLPH CO CL B		76,072
9,476	PEPSI BOTTLING GROUP INC		229,130
61,814	PEPSICO INC		2,881,769

	FOOD PRODUCTS
23,246	ARCHER DANIELS MIDLAND CO		353,804
14,731	CAMPBELL SOUP CO		394,791
19,374	CONAGRA INC		511,280
13,417	DEL MONTE FOODS CO		607,790
12,631	GENERAL MILLS INC		460,147
4,678	HEINZ H J CO		360,159
14,731	HERSHEY FOODS CORP		560,956
5,000	KELLOGG CO		150,500
28,404	SARA LEE CORP		616,651
8,079	WRIGLEY WILLIAM JR CO		454,121

	TOBACCO
73,128	PHILIP MORRIS CO INC		3,979,626
3,096	RJ REYNOLDS TOBACCO HOLDINGS		180,032
5,958	UST INC		212,640
	TOTAL FOOD BEVERAGE & TOBACCO		18,611,036

	HEALTH CARE EQUIPMENT & SERVICES	3.85%

	HEALTH CARE EQUIPMENT & SUPPLIES
7,466	APPLEREA CORP-APPLIED BIOSYS		154,621
1,852	BARD C R INC		150,475
1,936	BAUSCH & LOMB INC		100,478
21,928	BAXTER INTERNATIONAL INC		669,243
9,167	BECTON DICKINSON & CO		377,130
9,198	BIOMET INC		334,899
29,506	BOSTON SCIENTIFIC CORP		1,084,641
11,236	GUIDANT CORP		676,407
43,608	MEDTRONIC INC		2,119,785
1,774	MILLIPORE CORP		76,371
6,206	ST JUDE MEDICAL INC		380,738
7,166	STRYKER CORP		609,182
8,755	ZIMMER HOLDINGS INC		616,352

	HEALTH CARE PROVIDERS & SERVICES
5,485	AETNA US HEALTHCARE		370,676
4,949	ANTHEM INC		371,175
15,551	CARDINAL HEALTH INC		951,099
5,054	CIGNA CORP		290,605
2,800	HCA - THE HEALTHCARE COMPANY		186,004
17,800	HEALTHSOUTH CORP		764,688
5,756	HUMANA INC		131,525
8,585	IMS HEALTH INC		213,423
3,237	MANOR CARE INC		111,903
10,442	MCKESSON HBOC INC		335,815
9,745	QUEST DIAGNOSTICS INC		331,233
3,700	QUINTILES TRANSNATIONAL CORP		270,507
16,750	TENET HEALTHCARE CORP		268,838
21,104	UNITEDHEALTH GROUP INC		1,227,831
5,517	WELLPOINT HEALTH NETWORKS		535,092
	TOTAL HEALTH CARE EQUIPMENT & SERVICES		13,710,736

	HOTELS RESTAURANTS & LEISURE	0.95%

	HOTELS RESTAURANTS & LEISURE
1,400	CARNIVAL CORPORATION		55,622
5,944	DARDEN RESTAURANTS INC		125,062
3,946	HARRAHS ENTERTAINMENT INC		196,392
13,662	HILTON HOTELS CORP		234,030
60	INTERNATIONAL GAME TECHNOLOGY		2,142
8,368	MARRIOTT INTERNATIONAL CL A		386,602
45,690	MCDONALDS CORP		1,134,483
14,078	STARBUCKS CORP		465,419
7,254	STARWOOD HOTELS & RESORTS		260,926
4,120	WENDYS INTERNATIONAL INC		161,669
10,595	YUM! BRANDS INC		364,467
	TOTAL HOTELS RESTAURANTS & LEISURE		3,386,814

	HOUSEHOLD & PERSONAL PRODUCTS	2.56%

	HOUSEHOLD PRODUCTS
7,645	CLOROX CO		371,241
19,337	COLGATE PALMOLIVE CO		967,817
18,211	KIMBERLY CLARK CORP		1,076,088
46,725	PROCTER & GAMBLE CO		4,666,893

	PERSONAL PRODUCTS
2,108	ALBERTO CULVER CO CL B		132,973
8,507	AVON PRODUCTS INC		574,137
36,458	GILLETTE CO		1,339,102
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS		9,128,251

	INSURANCE	4.43%

	INSURANCE
7,629	ACE LTD ORD		315,993
18,508	AFLAC INC		669,619
25,336	ALLSTATE CORP		1,089,955
3,886	AMBAC INC		269,650
93,905	AMERICAN INTERNATIONAL GROUP		6,224,023
11,243	AON CORP		269,157
6,741	CHUBB CORP		459,062
5,807	CINCINNATI FINANCIAL CORP		243,197
9,228	HARTFORD FINANCIAL SERVICES GROUP INC		544,729
5,053	JEFFERSON PILOT CORP		255,934
10,440	JOHN HANCOCK FINANCIALSERVICES INC		391,500
6,457	LINCOLN NATIONAL CORP		260,669
6,644	LOEWS CORP		328,546
19,083	MARSH & MCLENNAN COS INC		913,885
5,207	MBIA INC		308,411
27,361	METLIFE		921,245
3,507	MGIC INVESTMENT CORP		199,689
7,730	PROGRESSIVE CORP		646,151
4,976	SAFECO CORP		193,716
7,572	ST. PAUL COS INC		300,230
4,096	TORCHMARK CORP		186,532
36,179	TRAVELERS PROPERTY & CASUALTY CLASS B		613,958
10,671	UNUMPROVIDENT CORP		168,280

	TOTAL INSURANCE		15,774,131

	MATERIALS	3.17%

	CHEMICALS
8,166	AIR PRODUCTS & CHEMICALS INC		431,410
33,150	DOW CHEMICAL CO		1,378,046
35,894	DUPONT DE NEMOURS & CO		1,647,176
2,779	EASTMAN CHEMICAL		109,854
9,254	ECOLAB INC		253,282
4,532	ENGLEHARD CORP		135,733

	CHEMICALS (CONTINUED)
1,862	GREAT LAKES CHEMICAL CORP		50,628
3,963	HERCULES INC		48,349
3,361	INTERNATIONAL FLAVORS & FRAGRANCES		117,366
9,428	MONSANTO CO		271,338
6,157	PPG INDUSTRIES INC		394,171
11,722	PRAXAIR INC		447,780
8,008	ROHM & HAAS CO		342,022
2,506	SIGMA-ALDRICH CORP		143,293

	CONSTRUCTION MATERIALS
3,615	VULCAN MATERIALS CO		171,966

	CONTAINERS & PACKAGING
2,017	BALL CORP		120,153
1,943	BEMIS CO		97,150
5,630	PACTIV CORP		134,557
3,034	SEALED AIR CORP		164,261
1,938	TEMPLE INLAND INC		121,454

	METALS & MINING
31,200	ALCOA INC		1,185,600
2,856	ALLEGHENY TECHNOLOGIES INC		37,756
6,122	FREEPORT-MCMORAN COPPER CL B		257,920
15,540	NEWMONT MINING CORP		755,399
2,773	NUCOR CORP		155,288
2,800	PHELPS DODGE CORP		213,052
3,713	UNITED STATES STEEL CORP		130,029
3,123	WORTHINGTON INDUSTRIES INC		56,308

	PAPER & FOREST PRODUCTS
3,107	BOISE CASCADE CORP		102,096
9,099	GEORGIA PACIFIC CORP		279,066
17,347	INTERNATIONAL PAPER CO		747,829
3,794	LOUISIANA PACIFIC CORP		67,837
7,222	MEADWESTVACO CORP		214,855
7,922	WEYERHAEUSER CO		507,007
	TOTAL MATERIALS		11,290,031

	MEDIA	4.21%

	MEDIA
22,130	AOL TIME WARNER		1,036,348
79,453	CLEAR CHANNEL COMMUNICATIONS INC		2,611,620
73,620	COMCAST CORP CL A		1,717,555
2,933	DISNEY WALT CO		146,210
9,799	DOW JONES & CO		873,679
14,909	GANNETT CO INC		232,580
2,838	INTERPUBLIC GROUP COS INC		219,576
6,891	KNIGHT-RIDDER INC		481,819
1,766	MCGRAW-HILL COS INC		86,198
5,377	MEREDITH CORP		256,967
6,831	NEW YORK TIMES CO CL A		596,551
162,764	OMNICOM GROUP INC		2,928,124
11,261	TRIBUNE CO		581,068
10,754	UNIVISION COMMUNICATIONS INC		426,826
62,986	VIACOM INC CL B		2,795,319
	TOTAL MEDIA		14,990,440

	PHARMACEUTICALS & BIOTECHNOLOGY	9.52%

	BIOTECHNOLOGY
36,970	AMGEN INC		2,284,746
6,207	BIOGEN INC		228,293
6,724	CHIRON CORP		383,201
7,408	MEDIMMUNE INC		188,163

	PHARMACEUTICALS
56,252	ABBOT LABORATORIES		2,621,343
4,728	ALLERGAN INC		363,158
69,821	BRISTOL MYERS SQUIBB CO		1,996,881
13,174	FOREST LABS		814,153
106,891	JOHNSON & JOHNSON		5,521,989
8,721	KING PHARMACEUTICALS INC		133,082
40,415	LILLY ELI & CO		2,842,387
80,111	MERCK & CO INC		3,701,128
274,791	PFIZER INC		9,708,366
52,899	SCHERING PLOUGH		919,914
3,879	WATSON PHARMACEUTICALS INC		178,434
47,953	WYETH		2,035,605
	TOTAL PHARMACEUTICALS & BIOTECHNOLOGY		33,920,843

	COMMON STOCK (CONTINUED)

	REAL ESTATE	0.09%

	REAL ESTATE
3,400	APARTMENT INVESTMENT & MANAGEMENT CO		117,300
6,500	PROLOGIS TRUST		208,585

	TOTAL REAL ESTATE		325,885

	RETAILING	6.14%

	DISTRIBUTORS
	GENUINE PARTS CO		206,537

	MULTILINE RETAIL
4,217	BIG LOTS INC		59,924
16,430	COSTCO WHOLESALE CORP		610,867
3,031	DILLARDS INC CL A		49,890
12,150	DOLLAR GENERAL		255,029
6,230	FAMILY DOLLAR STORES		223,532
6,540	FEDERATED DEPARTMENT STORES INC		308,230
12,227	KOHLS CORP		549,481
10,355	MAY DEPARTMENT STORES CO		301,020
4,988	NORDSTROM INC		171,088
9,796	PENNEY JC INC		257,439
9,167	SEARS ROEBUCK & CO		417,007
32,775	TARGET CORP		1,258,560
155,767	WAL MART STORES INC		8,263,439

	SPECIALTY RETAIL
9,900	AUTONATION INC		181,863
3,235	AUTOZONE INC		275,654
10,628	BED BATH & BEYOND INC		460,724
11,681	BEST BUY INC		610,215
7,583	CIRCUIT CITY STORES		76,816
32,227	GAP INC		747,989
81,892	HOME DEPOT		2,906,347
18,581	LIMITED INC		335,015
28,346	LOWES COS		1,570,085
11,313	OFFICE DEPOT INC		189,040
5,942	RADIOSHACK CORP		182,301
5,284	SHERWIN WILLIAMS CO		183,566
17,844	STAPLES INC		487,141
5,317	TIFFANY & CO		240,328
18,156	TJX COS INC		400,340
7,667	TOYS R US		96,913
	TOTAL RETAILING		21,876,380

	COMMON STOCK (CONTINUED)

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	0.10%

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
10,951	BROADCOM CORP		373,320
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		373,320

	SOFTWARE & SERVICES	5.32%

	INTERNET SOFTWARE & SERVICES
23,645	YAHOO INC		1,068,045

	IT CONSULTING & SERVICES
6,742	COMPUTER SCIENCES CORP		298,199
16,736	CONCORD EFS INC		248,362
17,257	ELECTRONIC DATA SYSTEMS CORP		423,487
11,918	UNISYS CORP		176,982

	SOFTWARE
8,380	ADOBE SYSTEMS INC		329,334
4,026	AUTODESK INC		98,959
8,173	BMC SOFTWARE INC		152,426
5,919	CITRIX SYSTEMS INC		125,542
20,800	COMPUTER ASSOCIATES INTERNATIONAL INC		568,672
13,862	COMPUWARE CORP		83,726
7,172	INTUIT INC		379,471
3,233	MERCURY INTERACTIVE CORP		157,253

	SOFTWARE (CONTINUED)
388,070	MICROSOFT CORP		10,687,448
13,441	NOVELL INC		141,399
188,115	ORACLE CORP		2,483,118
9,537	PARAMETRIC TECHNOLOGY CORP		37,576
13,493	PEOPLESOFT INC		307,640
17,874	RATIONAL SOFTWARE CORP		247,912
11,100	SIEBEL SYSTEMS		384,615
15,429	VERITAS SOFTWARE CO		573,343
	TOTAL SOFTWARE & SERVICES		18,973,509

	TECHNOLOGY HARDWARE & EQUIPMENT	11.80%

	COMMUNICATIONS EQUIPMENT
29,023	ADC TELECOMMUNICATIONS INC		86,198
2,838	ANDREW CORP		32,665
14,998	AVAYA INC		194,074
248,498	CISCO SYSTEMS INC		6,036,016
6,938	COMVERSE TECHNOLOGY INC		122,039
47,849	CORNING INC		499,065
51,707	JDS UNIPHASE CORP		188,731
150,923	LUCENT TECHNOLOGIES INC		428,621

	COMMUNICATIONS EQUIPMENT (CONTINUED)
83,777	MOTOROLA INC		1,178,742
28,853	QUALCOMM INC		1,556,042
5,443	SCIENTIFIC ATLANTA		148,594
15,023	TELLABS INC		126,644

	COMPUTERS & PERIPHERALS
13,077	APPLE COMPUTER INC		279,455
92,183	DELL COMPUTER CORP		3,130,535
86,522	EMC CORP		1,117,864
11,713	GATEWAY INC		53,880
109,790	HEWLETT PACKARD CO		2,521,876
61,960	IBM CORP		5,742,453
4,649	LEXMARK INTERNATIONAL GROUP INC CL A		365,597
3,439	NCR CORP		133,433
12,428	NETWORK APPLIANCE INC		255,147
117,581	SUN MICROSYSTEMS		527,939

	ELECTRONIC EQUIPMENT & INSTRUMENTS
17,166	AGILENT TECHNOLOGIES INC		501,934
7,166	JABIL CIRCUIT INC		202,798
6,894	MOLEX INC		240,532
4,556	PERKINELMER INC		77,771
10,558	SANMINA CORP		133,136
23,638	SOLECTRON CORP		139,701
8,251	SYMBOL TECHNOLOGIES		139,359
2,998	TEKTRONIX INC		94,737
5,876	THERMO ELECTRON CORP		148,075
4,415	WATERS CORP		146,401

	OFFICE ELECTRONICS
28,471	XEROX CORP		392,900

	SEMICONDUCTOR EQUIPMENT & PRODUCTS
12,589	ADVANCED MICRO DEVICES		187,576
13,622	ALTERA CORP		309,219
13,231	ANALOG DEVICES INC		603,995
59,893	APPLIED MATERIALS INC		1,344,598
11,067	APPLIED MICRO CIRCUITS CORP		66,181
235,198	INTEL CORP		7,573,376
7,024	KLA INSTRUMENTS CORP		412,098
11,257	LINEAR TECHNOLOGY CORP		473,582
13,690	LSI LOGIC CORP		121,430
11,832	MAXIM INTEGRATED PRODUCTS		589,234
22,025	MICRON TECHNOLGY INC		296,677
6,680	NATIONAL SEMICONDUCTOR CORP		263,259
5,521	NOVELLUS SYSTEMS INC		232,158
3,370	QLOGIC CORP		173,892
6,864	TERADYNE INC		174,689
62,295	TEXAS INSTRUMENTS		1,830,227
12,321	XILINK INC		477,317
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		42,072,462

	TELECOMMUNICATION SERVICES	3.57%

	DIVERSIFIED TELECOMMUNICATION
11,200	ALLTEL CORP		521,696
26,268	AT&T CORP		533,240
66,563	BELLSOUTH CORP		1,883,733
5,143	CENTURYTEL INC		167,765
10,195	CITIZENS COMMUNICATIONS CO		126,622
63,678	QWEST COMMUNICATIONS INTERNATIONAL		275,089
119,149	SBC COMMUNICATIONS INC		3,106,214
32,572	SPRINT CORP		534,832
99,378	VERIZON COMMUNICATIONS		3,486,180

	WIRELESS TELECOMMUNICATION SERVICES
97,735	AT&T WIRELESS SERVICES		780,903
39,552	NEXTEL COMMUNICATIONS INC CL A		1,109,829
37,269	SPRINT CORP PCS GROUP		209,452
	TOTAL TELECOMMUNICATION SERVICES		12,735,555

	TRANSPORTATION	0.84%

	AIR FREIGHT & LOGISTICS
10,691	FEDEX CORP		721,643
2,280	RYDER SYSTEMS INC		77,862

	AIRLINES
4,468	DELTA AIR LINES INC		52,767
28,332	SOUTHWEST AIRLINES CO		457,278
13,331	BURLINGTON NORTHERN SANTA FE		431,258
7,663	CSX CORP		275,408
14,078	NORFOLK SOUTHERN CORP		332,945
9,194	UNION PACIFIC CORP		638,799
	TOTAL TRANSPORTATION		2,987,960

	UTILITIES	2.92%

	ELECTRIC UTILITIES
4,552	ALLEGHENY ENERGY INC		58,084
5,822	AMEREN CORP		267,812
14,213	AMERICAN ELECTRIC POWER INC		433,639
11,047	CENTERPOINT ENERGY INC		107,045
6,368	CINERGY CORP		247,142
5,829	CMS ENERGY CORP		49,663
8,161	CONSOLIDATED EDISON INC		351,005
5,991	CONSTELLATION ENERGY GROUP		234,608
11,044	DOMINION RESOURCES INC		704,939
6,070	DTE ENERGY CO		239,158
11,701	EDISON INTERNATIONAL		256,603
8,188	ENTERGY CORP		467,780
11,738	EXELON CORP		778,934
11,874	FIRSTENERGY CORP		417,965
6,671	FPL GROUP INC		436,417
14,946	PG&E CORP		415,050
3,328	PINNACLE WEST CAPITAL CORP		133,187
6,407	PPL CORP		280,306
8,822	PROGRESS ENERGY INC		399,284
8,504	PUBLIC SERVICE ENTERPRISE GROUP		372,475
26,316	SOUTHERN CO		796,059
6,032	TECO ENERGY		86,921
11,515	TXU CORP		273,136
14,368	XCEL ENERGY INC		243,969

	GAS UTILITIES
5,746	KEYSPAN CORP		211,453
4,478	KINDER MORGAN INC		264,650
1,603	NICOR INC		54,566
9,444	NISOURCE INC		207,201
1,361	PEOPLES ENERGY CORP		57,216
8,117	SEMPRA ENERGY		243,997

	MULTI-UTILITIES & UNREGULATED POWER
22,436	AES CORP		211,796
14,857	CALPINE CORP		71,462
30,407	DUKE POWER CO		621,823
13,607	DYNEGY INC		58,238
21,663	EL PASO CORP		177,420
17,313	WILLIAMS COS INC		170,014
	TOTAL UTILITIES		10,401,017
	TOTAL COMMON STOCK		351,989,910

	OTHER

	CASH EQUIVALENTS	1.24%

	CASH EQUIVALENTS
4,411,000	JANUS INSTL MONEY MARKET SER 2		4,411,000
	TOTAL CASH EQUIVALENTS		4,411,000

	TOTAL OTHER		4,411,000
	TOTAL INVESTMENTS - (cost $387,154,026)		$ 356,400,910

See accompanying notes.

Select Asset Fund III

Interested Persons*:

(1) Name, Address, and Age	(2) Positions Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Directorships Held by Trustee

James A. McIntosh, 53 3945 Ridgmaar Square Ann Arbor, MI 48105	President, Chief Executive Officer, Trustee and Member the Executive Committee	term expires upon resignation or removal; since 2000	Founder of Select Consulting Group, LLC since May 2001; First Vice President, Comerica Bank & Trust, National Association, from 1999 to 2001; First Vice President, Comerica Bank, since 1994 to 1999.	1	None

Jane S. Miller, 62 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee and Member of the Executive Committee	term expires upon resignation or removal; since 2000	Vice President, Comerica Bank & Trust, National Association, since 1998; Vice President, Comerica Bank, since 1992.	1	None

Robert H. Bockrath II, 36 411 W. Lafayette Blvd. Detroit, MI 48226	Secretary and Treasurer	term expires upon resignation or removal; since 2000	Vice President, Comerica Bank & Trust, National Association, since 2002; Vice President, Comerica Bank, since 2002; Assistant Vice President, Comerica Bank, from 1997 to 2002.	n/a	n/a

*Mr. McIntosh is an interested person because he is an officer of the Fund. Ms. Miller is an interested person because she is an officer of Comerica Bank & Trust, National Association and Comerica Bank, as noted above, each of which are affiliated persons of the Fund. Mr. Bockrath is an interested person because he is an officer of the Fund and an officer of Comerica Bank & Trust, National Association and Comerica Bank, as noted above.

Independent Persons:

(1) Name, Address, and Age	(2) Positions Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Trustee-ships Held by Trustee

John F. Sase, 53 18823 San Quentin Lathrup Village, MI 48076	Trustee	term expires upon resignation or removal; since 2000	Head of research project, Focus Hope, since 1992; Consultant, Sase Associates, since 1992; Member of the faculty at School of Business Administration, Oakland University, since 1992.	1	None

Stephen E. Weiner, 63 4038 Cranbrook Ct. Bloomfield, MI 48301	Trustee	term expires upon resignation or removal; since 2000	Retired, since 1998; Associate Director of Trust Investments, Ford Motor Co., from 1984-1997	1	None

Russell P. Flynn, 71 37288 Weymouth Dr. Livonia, MI 48152	Trustee	term expires upon resignation or removal; since 2000	Retired, since 1998; Director of Pension Fund Investment, Chrysler Corporation, from 1981-1997.	1	None

Board of Trustees:

The role of the Board of Trustees is to provide general oversight of the Fund's business, and to ensure that the Fund is operated for the benefit of its shareholders.

The Board of Trustees has two standing Committees, an Audit Committee and an Executive Committee. The Audit Committee consists of Trustees Russell P. Flynn and Stephen E. Weiner, both of whom are Independent Directors. The Audit Committee functions to assure the integrity and credibility of the Fund's financial reporting system. In its capacity, the Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect on the Fund's financial operations. The Executive Committee consists of Trustees James A. McIntosh and Jane S. Miller and functions on behalf of the Board of Trustees in the intervals between meetings of the Board of Trustees based on the authority granted to it by the Board.

ITEM 2. CODE OF ETHICS

The Registrant is in the process of adopting a code of ethics (the "Code of Ethics") to apply to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a) (1) The Registrant's board of trustees has determined that the Registrant will not have a financial expert serving on the audit committee.

(2) None of the members of our audit committee meet the definition of "audit committee financial expert". The Registrant does not have a financial expert serving on the audit committee because the Registrant believes that the present members of the audit committee have sufficient knowledge and experience in financial affairs to effectively perform their duties.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

	2003	2002
Audit Fees	$31,000	$27,000
Audit Related Fees	$0	$0
Tax Fees	$10,000	$10,000
All Other Fees	$8,000	$8,000

    Audit Related Fees. Ernst & Young LLP has not performed any audit related services during the last two fiscal years.

(c) Tax Fees. Ernst & Young LLP prepares the federal, state and local income tax returns and federal excise tax return of the Registrant.

(d) All Other Fees. Ernst & Young LLP reviews the Required Asset Coverage tests on a quarterly basis and reports its findings to the ratings agencies as specified in the Registrant's Private Placement Memorandum.

(e)(1) The Audit Committee does not have any pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Pre-Approval Waivers. There were no services provided to the Registrant by Ernst & Young LLP for which pre-approval of the Registrants audit committee was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) $757,378 and $801,612 in non-audit fees in 2003 and 2002, respectively, were billed by Ernst & Young LLP for services rendered to the parent company of the Fund's Investment Advisor and Administrator.

(h) The Registrant's audit committee and Board of Trustees are aware that Ernst & Young LLP provides services to the parent company of the Investment Advisor and Administrator and concluded that the provision of such services was compatible with maintaining Ernst & Young LLP's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated its proxy voting responsibility to the Fund Administrator. The Administrator has adopted and implemented Proxy Procedures and has established a Proxy Committee as a means reasonably designed to ensure that the Administrator votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Fund, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In the event that a conflict exists between the Fund's shareholders and the Fund's Advisor and/or other affiliated persons, the administrator will vote the proxy in the best interest of the Fund.

The Administrator has retained Institutional Shareholder Services ("ISS") to review proxies received for the Fund and other client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the Administrator's proxy policies. The Administrator has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee reviews ISS's Proxy Voting Guidelines to confirm that they are consistent in all material respects with the Administrator's Proxy Procedures. The Administrator's Proxy Committee meets as needed to administer its proxy review and voting process and revise and update the Proxy Procedures as appropriate.

The Administrator's Proxy Committee reviews selected ISS recommendations at least monthly as part of its fiduciary duty to ensure that it votes proxies in a manner consistent with the best interest of the Fund and other client accounts. The Administrator generally will vote proxies consistent with ISS's recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS's advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS's advice and recommendations.

In each instance where the Administrator does not separately review ISS's recommendations, the Fund's and other clients' proxies will always be voted consistent with ISS's recommendations.

The Administrator generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Administrator's position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Administrator generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Administrator will generally refrain from voting or vote with management. The Administrator is not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Administrator believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

    The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of December 31, 2003.
    There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal year that have materially affected, or are likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS:

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT ASSET FUND III

By /s/ James A. McIntosh

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James A. McIntosh, President and Chief

Executive Officer

Date 2/27/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James A. McIntosh

----------------------------------------

James A. McIntosh, President and Chief

Executive Officer

Date 2/27/04

By /s/ Robert H. Bockrath, II

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Secretary and Treasurer

Date 2/27/04